Derivatives and embedded derivatives (Table)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Derivative Instrument Detail [Abstract]
Schedule of derivative instruments in statement of financial position, fair value
The fair value of the Company’s derivatives and embedded derivatives are as follows (in thousands):

Table 9.1. Fair Value of Derivative and Embedded Derivative Assets and Liabilities
	June 30, 2025	December 31, 2024
Investments – embedded derivatives	$3,559	$8,982
Investments – derivatives	$164	$350

The fair value of the Company’s derivatives and embedded derivatives are as follows (in thousands):
Table 10.1. Fair Value of Derivative and Embedded Derivative Assets and Liabilities

	December 31, 2024	December 31, 2023
Derivative and embedded derivative assets:
Investments - embedded derivatives	$8,982	$3,521
Investments - derivatives	$350	$587
Derivative and embedded derivative liabilities:
Obligation to return digital asset collateral - embedded derivatives (1)	$—	$1,392

(1)
Represents $
1.4
million of embedded derivatives in fair value hedging relationships as of December 31, 2023. The hedging relationships were de-designated upon the adoption of ASU 2023-08 on January 1, 2024.

Schedule of derivative instruments
The following table summarizes notional amounts related to derivatives and embedded derivatives (in thousands):

Table 9.2. Notional Amounts of Derivative and Embedded Derivative Assets and Liabilities
	June 30, 2025	December 31, 2024
Investments – embedded derivatives	$1,223	$791
Investments – derivatives	$353	$384

The following table summarizes notional amounts related to derivatives and embedded derivatives (in thousands):
Table 10.2. Notional Amounts of Derivative and Embedded Derivative Assets and Liabilities

	December 31, 2024	December 31, 2023
Obligation to return digital asset collateral — embedded derivatives (1)	$—	$1,905
Investments — embedded derivatives	$791	$1,590
Investments — derivatives	$384	$1,244

(1)
Represents $
1.9
million of notional value associated with embedded derivatives in fair value hedging relationships as of December 31, 2023. The hedging relationships were de-designated upon the adoption of ASU 2023-08 on January 1, 2024.

Derivative instruments, gain (loss)
Gains (losses) on derivatives and embedded derivatives are as follows (in thousands):

Table 9.3. Gains (losses) on Derivatives and Embedded Derivatives
	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Obligation to return digital asset collateral - embedded derivatives (1)	$—	$—	$—	$1,629
Accounts receivable, net - embedded derivatives	$(408)	$—	$(1,384)	$—
Investments - derivatives and embedded derivatives (2)	$1,209	$(2,734)	$(4,131)	$336

(1)	Included in Digital assets (gains) losses in the unaudited Condensed Consolidated Statements of Operations .
(2)	Included in Other (expense) income, net in the unaudited Condensed Consolidated Statements of Operations.

Gains (losses) on derivatives and embedded derivatives are as follows (in thousands):
Table 10.3. Gains (losses) on Derivative and Embedded Derivatives

	Year ended December 31,
	2024			2023			2022
	Derivatives	Hedged Items	Total Income Statement Impact	Derivatives	Hedged Items	Total Income Statement Impact	Derivatives	Hedged Items	Total Income Statement Impact
Obligation to return digital asset collateral — embedded derivatives (1)	$1,629	$—	$1,629	$8,553	$(9,031)	$(478)	$211,997	$—	$211,997
Prepaid expenses and other assets — embedded derivatives (2)	$—	$—	$—	$935	$—	$935	$(3,253)	$—	$(3,253)
Loans payable, net of debt discount — embedded derivatives (2)	$—	$—	$—	$—	$—	$—	$(887)	$—	$(887)
Investments — derivatives and embedded derivatives (2)	$8,175	$—	$8,175	$2,776	$—	$2,776	$1,178	$—	$1,178

(1)	Included in Digital assets (gains) losses and impairment in the Consolidated Statements of Operations. The hedging relationships were de-designated upon the adoption of ASU 2023-08 on January 1, 2024.

(2)	Included in Other income (expense), net in the Consolidated Statements of Operations.

Schedule of hedging instruments	The carrying values and associated cumulative basis adjustments for fair value hedges are as follows (in thousands):
Table 10.4. Details of Hedged Item

	Carrying Value of the Hedged Item		Cumulative Fair Value Hedging Adjustments Included in the Carrying Value
Hedged item	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Digital assets (1)	$—	$3,297	$—	$9,031

(1)	The hedging relationships were de-designated upon the adoption of ASU 2023-08 on January 1, 2024